NATURE OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Feb. 29, 2012
NATURE OF BUSINESS AND BASIS OF PRESENTATION
NATURE OF BUSINESS AND BASIS OF PRESENTATION

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

        DragonWave Inc. [the "Company"], incorporated under the Canada Business Corporations Act in February 2000, is in the business of developing next-generation broadband wireless backhaul and pseudowire equipment.

        The Company's common shares are traded on the Toronto Stock Exchange under the trading symbol DWI and on NASDAQ Global Market under the symbol DRWI.

        These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, DragonWave Corp., incorporated in the state of Delaware, USA, DragonWave PTE Limited, incorporated in Singapore, 4472314 Canada Inc., incorporated in Canada, Axerra Networks Inc., incorporated in the state of Delaware, USA, DragonWave Networks Ltd., incorporated in Israel, DragonWave S.r.l, incorporated in Italy, DragonWave S.A.R.L., incorporated in Luxembourg, DragonWave LTDA, incorporated in Brazil, Axerra GMBH, incorporated in Germany, Axerra Networks Asia Pacific Limited, incorporated in Hong Kong, and its majority owned subsidiary, DragonWave HFCL India Private Limited. All intercompany accounts and transactions have been eliminated upon consolidation.

        The consolidated financial statements of the Company have been prepared in United States dollars following United States Generally Accepted Accounting Principles ["U.S. GAAP"], as further discussed in note 2.

        In the opinion of management, the consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments, necessary to present fairly the financial position as at February 29, 2012 and February 28, 2011 and the results of operations, cash flows and changes in equity for the years ended February 29, 2012 and February 28, 2011.